Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues		$ 31,243	$ 31,243	$ 186,552
Cost of revenues
Gross Profit		31,243
Selling, general and administrative expenses	997,896	1,300,571	4,911,613	6,482,953
Research and development expenses	510,624	313,013	2,206,120	1,238,749
Loss on impairment of intangible asset			588,822	319,635
Loss from Operations	(1,508,520)	(1,582,341)	(7,675,312)	(7,854,785)
Other (Income) Expense:
Amortization of debt discount				6,562,736
Gain on extinguishment of convertible notes payable				(1,481,317)
Interest income, net	(2,633)	(8,615)	(49,915)	298,161
Change in fair value of derivative liabilities	(346,129)			(191,656)
Total Other (Income) Expense	(348,762)	(8,615)	(49,915)	5,187,924
Net Loss	$ (1,159,758)	$ (1,573,726)	(7,625,397)	(13,042,709)
Deemed dividend to preferred stockholders				(3,310,001)
Net Loss Attributable to Common Stockholders			$ (7,625,397)	$ (16,352,710)
Net Loss Per Basic and Diluted Common Share:	$ (0.06)	$ (0.13)	$ (0.48)	$ (1.75)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	18,431,857	12,267,446	15,760,444	9,362,474
Royalty Income [Member]
Revenues:
Total Revenues		$ 31,243	$ 31,243	$ 116,152
Contract Research - Related Party [Member]
Revenues:
Total Revenues				$ 70,400